Leases	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Leases
14.	Leases
The Company leases a number of buildings, plant and equipment, IT hardware and software assets, certain of which have a renewal and/or purchase option in the normal course of the business. Extension and termination options are included in a number of leases across the Company. The majority of extension and termination options held are exercisable only by the Company and not by the respective lessor. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension or termination option. The Company re-assesses whether it is reasonably certain to exercise options if there is a significant event or significant change in circumstances within its control. It is recognised that there is potential for lease term assumptions to change in the future due to the effects of the COVID-19 pandemic, and this will continue to be monitored by the Company where relevant. The Company’s leases mature between 2021 and 2049.
When measuring lease liability, the Company discounted lease payments using its incremental borrowing rate for the year ended March 31, 2021. The weighted-average rate applied is 7.97% p.a.
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2021		2021		2020
	(In millions)
Current lease liabilities	US$	111.3	Rs.	8,140.0	Rs.	8,141.8
Non-current lease liabilities		740.3		54,120.6		51,629.4

Total lease liabilities	US$	851.6	Rs.	62,260.6	Rs.	59,771.2

The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2021		2021		2020
	(In millions)
Interest expense on lease liabilities	US$	67.8	Rs.	4,959.8	Rs.	4,692.5
Variable lease payment not included in the measurement of lease liabilities		—		0.6		29.8
Expenses related to short-term leases		13.0		949.1		1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets	US$	10.4	Rs.	756. 9	Rs.	695.6

Right of use assets consist of the following:
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
	(In millions)
Cost as at April 1, 2020	Rs.	2,731.4	Rs.	60,031.8	Rs.	11,777.1	Rs.	1,330.1	Rs.	1,023.5	Rs.	3,361.4	Rs.	361.5	Rs.	80,616.8
Additions		206.6		6,728.7		2,902.3		17.4		670.9		671.8		8.3		11,206.0
Disposals/Adjustments		—		(1,169.8)		(1,128.2)		—		(10.8)		—		—		(2,308.8)
Currency translation		122.1		4,060.0		494.7		67.3		70.1		131.4		28.3		4,973.9

Cost as at March 31, 2021		3,060.1		69,650.7		14,045.9		1,414.8		1,753.7		4,164.6		398.1		94,487.9

Accumulated amortisation as at April 1, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)
Amortisation for the year		(428.7)		(7,198.2)		(2,649.8)		(144.7)		(532.7)		(727.0)		(93.2)		(11,774.3)
Amortisation - considered as employee cost		—		—		—		—		(27.5)		—		—		(27.5)
Reversal of impairment loss (refer note 18 (a))		—		19.1		101.3		—		—		0.1		—		120.5
Disposals/Adjustments		—		607.7		174.2		—		5.2		—		—		787.1
Currency translation		(36.0)		(725.2)		(245.6)		(8.2)		(31.5)		(81.4)		(10.7)		(1.138.6)

Accumulated amortisation as at March 31, 2021		(818.5)		(17,257.7)		(6,701.3)		(292.7)		(927.4)		(3,387.7)		(195.8)		(29,581.1)

Net carrying amount as at March 31, 2021	Rs.	2,241.6	Rs.	52,393.0	Rs.	7,344.6	Rs.	1,122.1	Rs.	826.3	Rs.	776.8	Rs.	202.3	Rs.	64,906.8

															US$	887.8

	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
	(In millions)
Cost as at April 1, 2019	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—
Adjustment on initial application of IFRS 16		2,673.9		Rs.52,049.9		Rs.7,867.0		Rs.43.3		Rs.178.6		Rs.3,033.3		Rs.349.8		Rs.66,195.8
Additions		—		7,578.2		3,684.1		1,199.2		823.0		281.1		—		13,565.6
Disposals/Adjustments		—		(1,443.0)		—		—		(14.1)		—		—		(1,457.1)
Currency translation		57.5		1,846.7		226.0		87.6		36.0		47.0		11.7		2,312.5

Cost as at March 31, 2020		2,731.4		60,031.8		11,777.1		1,330.1		1,023.5		3,361.4		361.5		80,616.8

Accumulated amortisation as at April 1, 2019
Adjustment on initial application of IFRS 16		(1.5)		(396.5)		(1,427.0)		(23.7)		—		(1,805.7)		—		(3,654.4)
Amortisation for the year		(339.0)		(7,101.9)		(2,444.5)		(109.9)		(336.1)		(745.1)		(88.3)		(11,164.80)
Impairment of Asset		—		(2,539.8)		(114.8)		—		—		(0.3)		—		(2,654.9)
Disposals/Adjustments		—		299.6		—		—		8.6		—		—		308.2
Currency translation		(13.3)		(222.5)		(95.1)		(6.2)		(13.4)		(28.3)		(3.6)		(382.4)

Accumulated amortisation as at March 31, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)

Net carrying amount as at March 31, 2020	Rs.	2,377.6	Rs.	50,070.7	Rs.	7,695.7	Rs.	1,190.3	Rs.	682.6	Rs.	782.0	Rs.	269.6	Rs.	63,068.5

The Company has committed towards leases of Plant, Machinery and Equipments which have not yet commenced for Rs. 300.0 million as on March 31, 2021 (Rs. 1,710.0 million as on March 31, 2020). There are no leases with residual value guarantees.